Debt - Additional Information (Detail)	12 Months Ended		1 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended					1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011 USD ($)	Nov. 10, 2011 Senior Secured Notes USD ($)	Jun. 07, 2011 6.25% Convertible Debenture USD ($)	Jun. 07, 2011 6.25% Convertible Debenture Minimum	Nov. 10, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures CAD	Jun. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2011 7.5% Convertible Debentures CAD	Jun. 21, 2010 6.75% Convertible Debentures USD ($)	Jun. 21, 2010 6.75% Convertible Debentures CAD	Jun. 30, 2012 6.75% Convertible Debentures CAD	Feb. 28, 2011 Third Amended And Restated Credit Agreement USD ($)	Jun. 30, 2012 Third Amended And Restated Credit Agreement	Feb. 28, 2011 Third Amended And Restated Credit Agreement United States USD ($)	Feb. 28, 2011 Third Amended And Restated Credit Agreement Canada USD ($)	Jun. 30, 2012 Third Amended And Restated Credit Agreement Base Rate Loans	Jun. 30, 2012 Third Amended And Restated Credit Agreement Base Rate Loans Minimum	Jun. 30, 2012 Third Amended And Restated Credit Agreement Base Rate Loans Maximum	Jun. 30, 2012 Third Amended And Restated Credit Agreement Eurodollar Loans Minimum	Jun. 30, 2012 Third Amended And Restated Credit Agreement Eurodollar Loans Maximum	Nov. 10, 2011 Original Term Loan Senior Secured Notes
Debt Instrument [Line Items]
Initial line of credit facility														$ 140,000,000		$ 95,000,000	$ 45,000,000
Borrowing availability under the credit agreement														88,900,000
Additional borrowings commitments														100,000,000
Term of the loan														5 years
Maturity date														Feb. 04, 2016
Senior notes			35,000,000
Senior notes additional year term			5 years
Maturity date			Nov. 10, 2016	Jun. 30, 2018			Oct. 31, 2014	Oct. 31, 2014			Jun. 30, 2015	Jun. 30, 2015											Dec. 14, 2011
Fixed coupon rate			4.246%																				5.941%
Interest base rate																		3.25%
Base rate applicable margin																			1.00%	1.75%	2.25%	3.00%
Effective interest rate				6.25%			7.50%	7.50%			6.75%	6.75%			4.90%
Price per debenture				1,000				1,000				1,000
Proceeds from issuance of convertible debentures		60,000,000		60,000,000		6,400,000	42,100,000	45,000,000			48,200,000	50,000,000
Convertible debenture conversion price				$ 9.50					5.15				7.25
Shares of common stock into which each $1,000 principal amount of notes may convert				105.2632					194.1748				137.9310
Principal amount of each convertible note				1,000					1,000				1,000
Debt instrument redemption date				Jun. 30, 2014					Oct. 31, 2012				Jun. 30, 2013
Consecutive trading days				20 days					20 days				20 days
Debt conversion premium percentage					125.00%				125.00%				125.00%
Option to purchase additional Convertible Debentures								6,700,000
Convertible debenture converted									3,400,000	25,700,000
Shares issued upon conversion of convertible debenture									656,297	4,985,420
Debentures outstanding purchase price, percentage	101.00%